Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/24 (Unaudited)

COMMON STOCKS (82.1%)(a)
	Shares	Value
Advertising and marketing services (0.2%)
Publicis Groupe SA (France)	218	$24,044
Trade Desk, Inc. (The) Class A(NON)	86	8,990

		33,034
Aerospace and defense (1.0%)
Airbus SE (France)	112	17,205
BAE Systems PLC (United Kingdom)	411	7,390
Curtiss-Wright Corp.	27	8,528
Dassault Aviation SA (France)	25	5,386
Howmet Aerospace, Inc.	86	8,313
Lockheed Martin Corp.	125	71,013
Northrop Grumman Corp.	64	33,485
RTX Corp.	214	26,395
TransDigm Group, Inc.	14	19,225

		196,940
Agriculture (0.2%)
Archer-Daniels-Midland Co.	148	9,027
Corteva, Inc.	413	23,665

		32,692
Airlines (0.3%)
Copa Holdings SA Class A (Panama)	183	16,543
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	4,146	18,758
Southwest Airlines Co.	806	23,310

		58,611
Automotive (1.8%)
BYD Co., Ltd. Class H (China)	1,000	30,627
Carvana Co.(NON)	57	8,585
Daimler Truck Holding AG (Germany)	117	4,498
Ford Motor Co.	804	8,997
General Motors Co.	630	31,361
Honda Motor Co., Ltd. (Japan)	500	5,518
Kia Corp. (South Korea)	408	32,415
Mahindra & Mahindra, Ltd. (India)	604	20,232
Mazda Motor Corp. (Japan)	500	4,223
PACCAR, Inc.	88	8,464
Stellantis NV (Euronext Paris Exchange) (Italy)	638	10,709
Subaru Corp. (Japan)	1,100	21,099
Tesla, Inc.(NON)	507	108,554
Toyota Motor Corp. (Japan)	200	3,819
United Rentals, Inc.	25	18,532
Volkswagen AG (Preference) (Germany)	78	8,302
Volvo AB Class B (Sweden)	831	22,097

		348,032
Banking (5.7%)
ABN AMRO Bank NV (Netherlands)	377	6,480
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	9,761	33,539
AIB Group PLC (Ireland)	1,072	6,455
Alinma Bank (Saudi Arabia)	3,272	27,283
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,042	21,693
Banco do Brasil SA (Brazil)	5,800	28,939
Banco Santander SA (Spain)	6,255	31,103
Bank Central Asia Tbk PT (Indonesia)	36,100	24,117
Bank Hapoalim MB (Israel)	1,336	13,319
Bank Mandiri Persero Tbk PT (Indonesia)	62,500	28,881
Bank of America Corp.	1,688	68,786
Bank of China, Ltd. Class H (China)	125,000	56,478
Bank of New York Mellon Corp. (The)	927	63,240
BOC Hong Kong Holdings, Ltd. (Hong Kong)	1,000	3,139
Citigroup, Inc.	2,409	150,896
Citizens Financial Group, Inc.	198	8,524
Commonwealth Bank of Australia (Australia)	14	1,319
DBS Group Holdings, Ltd. (Singapore)	770	21,502
Erste Group Bank AG (Czech Republic)	312	17,077
First Horizon Corp.	546	9,058
Grupo Financiero Banorte SAB de CV Class O (Mexico)	2,936	20,306
HSBC Holdings PLC (United Kingdom)	3,340	29,361
Huntington Bancshares, Inc./OH	612	9,162
ICICI Bank, Ltd. (India)	5,471	80,236
Intesa Sanpaolo SpA (Italy)	3,608	15,079
JPMorgan Chase & Co.	261	58,673
Mitsubishi UFJ Financial Group, Inc. (Japan)	700	7,385
Mizrahi Tefahot Bank, Ltd. (Israel)	255	9,766
National Australia Bank, Ltd. (Australia)	205	5,283
Nordea Bank ABP (Finland)	2,123	25,070
Northern Trust Corp.	480	43,781
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	630	9,431
Oversea-Chinese Banking Corp., Ltd. (Singapore)	2,000	22,293
PNC Financial Services Group, Inc. (The)	140	25,913
State Street Corp.	813	70,813
UBS Group AG (Switzerland)	258	7,950
UniCredit SpA (Italy)	521	21,655
Webster Financial Corp.	198	9,391
Wells Fargo & Co.	162	9,472
Western Alliance Bancorp	112	9,148
Zions Bancorp NA	181	8,970

		1,120,966
Beverage (1.1%)
Boston Beer Co., Inc. (The) Class A(NON)	28	7,608
Carlsberg A/S Class B (Denmark)	26	3,054
Coca-Cola Co. (The)	2,311	167,478
Coca-Cola HBC AG (Italy)	414	15,372
Molson Coors Beverage Co. Class B	162	8,743
Monster Beverage Corp.(NON)	175	8,248

		210,503
Biotechnology (0.6%)
Amgen, Inc.	26	8,680
Exelixis, Inc.(NON)	497	12,937
Incyte Corp.(NON)	141	9,258
Neurocrine Biosciences, Inc.(NON)	63	8,005
Regeneron Pharmaceuticals, Inc.(NON)	57	67,528
United Therapeutics Corp.(NON)	26	9,452

		115,860
Building materials (0.2%)
Mohawk Industries, Inc.(NON)	59	9,153
Owens Corning	53	8,943
Trane Technologies PLC	76	27,486

		45,582
Cable television (0.5%)
Charter Communications, Inc. Class A(NON)	39	13,554
Comcast Corp. Class A	2,379	94,137

		107,691
Chemicals (1.1%)
Air Liquide SA (France)	26	4,853
Arkema SA (France)	89	8,257
Axalta Coating Systems, Ltd.(NON)	233	8,505
CF Industries Holdings, Inc.	120	9,971
Dow, Inc.	165	8,841
DuPont de Nemours, Inc.	300	25,275
Eastman Chemical Co.	188	19,245
Evonik Industries AG (Germany)	235	5,215
Hansol Chemical Co., Ltd. (South Korea)	68	7,359
Huntsman Corp.	389	8,577
Linde PLC	15	7,174
LyondellBasell Industries NV Class A	92	9,080
Mosaic Co. (The)	300	8,571
PPG Industries, Inc.	165	21,405
Sherwin-Williams Co. (The)	81	29,919
Shin-Etsu Chemical Co., Ltd. (Japan)	600	26,561

		208,808
Commercial and consumer services (3.0%)
Automatic Data Processing, Inc.	439	121,124
Block, Inc. Class A(NON)	129	8,524
Booking Holdings, Inc.	24	93,822
Ecolab, Inc.	37	9,368
Equifax, Inc.	56	17,199
Euronet Worldwide, Inc.(NON)	74	7,985
Expedia Group, Inc.(NON)	429	59,670
Global Payments, Inc.	108	11,989
Mastercard, Inc. Class A	348	168,202
PayPal Holdings, Inc.(NON)	1,418	102,706

		600,589
Communications equipment (0.2%)
Arista Networks, Inc.(NON)	26	9,188
Motorola Solutions, Inc.	63	27,849

		37,037
Computers (5.4%)
Apple, Inc.	3,953	905,237
Cisco Systems, Inc.	493	24,916
CrowdStrike Holdings, Inc. Class A(NON)	30	8,318
Dropbox, Inc. Class A(NON)	354	8,900
NetApp, Inc.	67	8,088
ServiceNow, Inc.(NON)	69	58,995
Snowflake, Inc. Class A(NON)	62	7,082
SS&C Technologies Holdings, Inc.	135	10,137
Synopsys, Inc.(NON)	28	14,548
Teradata Corp.(NON)	315	8,896
Twilio, Inc. Class A(NON)	141	8,849
Zoom Video Communications, Inc. Class A(NON)	140	9,671

		1,073,637
Conglomerates (1.1%)
3M Co.	936	126,070
AMETEK, Inc.	54	9,237
GE Aerospace	138	24,097
Marubeni Corp. (Japan)	700	12,075
Mitsubishi Corp. (Japan)	1,300	27,064
Mitsui & Co., Ltd. (Japan)	1,200	25,937

		224,480
Construction (0.9%)
Builders FirstSource, Inc.(NON)	144	25,056
Cie de Saint-Gobain SA (France)	301	26,303
CRH PLC	257	23,328
CRH PLC (London Exchange)	129	11,516
HeidelbergCement AG (Germany)	151	16,039
Holcim AG (Switzerland)	246	23,831
Larsen & Toubro, Ltd. (India)	587	25,947
ROCKWOOL International A/S (Denmark)	12	5,207
UltraTech Cement, Ltd. (India)	228	30,741

		187,968
Consumer (0.2%)
Clorox Co. (The)	54	8,549
Kalyan Jewellers India, Ltd. (India)	1,446	10,605
Kimberly-Clark Corp.	59	8,535
LVMH Moet Hennessy Louis Vuitton SA (France)	6	4,466
Pandora A/S (Denmark)	63	11,035

		43,190
Consumer finance (0.6%)
American Express Co.	35	9,053
Capital One Financial Corp.	255	37,467
OneMain Holdings, Inc.	89	4,397
SLM Corp.	415	9,155
Synchrony Financial	165	8,293
Visa, Inc. Class A	149	41,179

		109,544
Consumer goods (0.9%)
Colgate-Palmolive Co.	587	62,516
Estee Lauder Cos., Inc. (The) Class A	89	8,158
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	63	5,771
Kenvue, Inc.	248	5,444
L'Oreal SA (France)	47	20,621
Procter & Gamble Co. (The)	242	41,512
Reckitt Benckiser Group PLC (United Kingdom)	46	2,646
Ulta Beauty, Inc.(NON)	24	8,468
Unilever PLC (United Kingdom)	313	20,291

		175,427
Consumer services (1.2%)
Auto Trader Group PLC (United Kingdom)	949	10,659
DoorDash, Inc. Class A(NON)	79	10,168
Etsy, Inc.(NON)	158	8,704
MakeMyTrip, Ltd. (India)(NON)	179	17,214
Maplebear, Inc.(NON)	257	9,224
MercadoLibre, Inc. (Brazil)(NON)	11	22,678
Sea, Ltd. ADR (Singapore)(NON)	138	10,807
Uber Technologies, Inc.(NON)	1,637	119,714
Zomato, Ltd. (India)(NON)	7,110	21,216

		230,384
Containers (0.1%)
Ball Corp.	147	9,380
Crown Holdings, Inc.	92	8,318

		17,698
Distribution (0.1%)
Copart, Inc.(NON)	125	6,620
D'Ieteren SA/NV (Belgium)	13	3,156
Sysco Corp.	106	8,265

		18,041
Electric utilities (1.4%)
AES Corp. (The)	507	8,685
American Electric Power Co., Inc.	84	8,424
Constellation Energy Corp.	43	8,458
Dominion Energy, Inc.	143	7,994
DTE Energy Co.	80	10,002
Duke Energy Corp.	72	8,204
E.ON SE (Germany)	460	6,521
Edison International	120	10,444
Eversource Energy	140	9,454
Exelon Corp.	1,425	54,278
Kansai Electric Power Co., Inc. (The) (Japan)	1,200	21,329
NextEra Energy, Inc.	359	28,903
NTPC, Ltd. (India)	6,211	30,800
PG&E Corp.	1,306	25,728
PPL Corp.	522	16,657
Public Service Enterprise Group, Inc.	97	7,833
RWE AG (Germany)	141	5,086
Xcel Energy, Inc.	149	9,123

		277,923
Electrical equipment (0.6%)
ABB, Ltd. (Switzerland)	554	31,859
Eaton Corp. PLC	27	8,287
Fortive Corp.	123	9,151
Honeywell International, Inc.	127	26,404
KEI Industries, Ltd. (India)	492	27,031
Legrand SA (France)	56	6,272

		109,004
Electronics (7.6%)
Advanced Micro Devices, Inc.(NON)	141	20,947
Analog Devices, Inc.	46	10,803
Broadcom, Inc.	1,055	171,775
Cirrus Logic, Inc.(NON)	62	9,033
Garmin, Ltd.	49	8,981
Hon Hai Precision Industry Co., Ltd. (Taiwan)	7,000	40,409
Hoya Corp. (Japan)	200	28,385
Infineon Technologies AG (Germany)	195	7,156
Keysight Technologies, Inc.(NON)	65	10,018
MediaTek, Inc. (Taiwan)	1,000	38,817
Micron Technology, Inc.	39	3,753
Monolithic Power Systems, Inc.	8	7,477
nVent Electric PLC (United Kingdom)	126	8,563
NVIDIA Corp.	6,408	764,923
NXP Semiconductors NV	77	19,740
Qorvo, Inc.(NON)	78	9,039
Qualcomm, Inc.	820	143,746
Samsung Electronics Co., Ltd. (South Korea)	1,916	106,411
Sinbon Electronics Co., Ltd. (Taiwan)	2,000	18,594
SK Hynix, Inc. (South Korea)	193	25,291
TD SYNNEX Corp.	74	8,985
Trimble Inc.(NON)	435	24,660
Vontier Corp.	225	7,882

		1,495,388
Energy (oil field) (0.3%)
Baker Hughes Co.	249	8,757
Schlumberger, Ltd.	198	8,710
TechnipFMC PLC (United Kingdom)	1,877	50,379

		67,846
Engineering and construction (0.1%)
Vinci SA (France)	241	28,803

		28,803
Entertainment (0.1%)
Live Nation Entertainment, Inc.(NON)	120	11,720
Sony Group Corp. (Japan)	100	9,739

		21,459
Environmental (—%)
Veralto Corp.	88	9,894

		9,894
Financial (1.0%)
3i Group PLC (United Kingdom)	665	27,933
Ally Financial, Inc.	928	40,080
Apollo Global Management, Inc.	166	19,211
CME Group, Inc.	118	25,457
Eurazeo SE (France)	31	2,442
Euronext NV (France)	133	14,204
Intercontinental Exchange, Inc.	53	8,562
Japan Exchange Group, Inc. (Japan)	100	2,321
LPL Financial Holdings, Inc.	35	7,852
Macquarie Group, Ltd. (Australia)	86	12,518
MGIC Investment Corp.	351	8,926
REC, Ltd. (India)	3,677	27,172

		196,678
Food (0.5%)
CK Hutchison Holdings, Ltd. (Hong Kong)	1,000	5,482
Dino Polska SA (Poland)(NON)	73	6,069
Ingredion, Inc.	65	8,730
Nestle SA (Switzerland)	130	13,941
Nissin Food Products Co., Ltd. (Japan)	300	7,840
Shoprite Holdings, Ltd. (South Africa)	1,447	25,072
Sumber Alfaria Trijaya Tbk PT (Indonesia)	68,000	12,760
Tesco PLC (United Kingdom)	3,375	15,735
Tyson Foods, Inc. Class A	137	8,810

		104,439
Forest products and packaging (0.3%)
AptarGroup, Inc.	59	9,038
Louisiana-Pacific Corp.	274	26,592
Packaging Corp. of America	48	10,058
Weyerhaeuser Co.(R)	275	8,385

		54,073
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	604	22,294
DraftKings, Inc. Class A(NON)	399	13,766
La Francaise des Jeux SAEM (France)	130	5,300
Las Vegas Sands Corp.	202	7,876

		49,236
Health care services (1.6%)
Apollo Hospitals Enterprise, Ltd. (India)	334	27,605
bioMerieux (France)	32	3,703
Cardinal Health, Inc.	84	9,468
Cigna Group (The)	429	155,217
CVS Health Corp.	148	8,472
Elevance Health, Inc.	9	5,012
Fresenius SE & Co. KGaA (Germany)(NON)	139	5,133
HCA Healthcare, Inc.	21	8,307
M3, Inc. (Japan)	500	4,862
McKesson Corp.	70	39,276
Medpace Holdings, Inc.(NON)	19	6,750
Tenet Healthcare Corp.(NON)	54	8,955
UnitedHealth Group, Inc.	74	43,675

		326,435
Homebuilding (0.3%)
Lennar Corp. Class A	48	8,739
PulteGroup, Inc.	303	39,890
Taylor Wimpey PLC (United Kingdom)	1,823	3,873
Toll Brothers, Inc.	61	8,788

		61,290
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	100	3,235
Rational AG (Germany)	5	5,047

		8,282
Industrial (0.1%)
Johnson Controls International PLC	222	16,173

		16,173
Insurance (2.6%)
AIA Group, Ltd. (Hong Kong)	5,000	35,213
Allianz SE (Germany)	54	16,775
Allstate Corp. (The)	51	9,636
American Financial Group, Inc.	70	9,353
American International Group, Inc.	376	28,970
AXA SA (France)	620	23,597
Axis Capital Holdings, Ltd.	124	9,905
Berkshire Hathaway, Inc. Class B(NON)	63	29,983
Corebridge Financial, Inc.	852	25,185
Equitable Holdings, Inc.	913	38,821
Everest Group, Ltd.	21	8,237
Globe Life, Inc.	102	10,715
Loews Corp.	101	8,276
Marsh & McLennan Cos., Inc.	36	8,190
MetLife, Inc.	1,287	99,717
MS&AD Insurance Group Holdings (Japan)	200	4,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	61	33,004
NN Group NV (Netherlands)	249	12,213
Principal Financial Group, Inc.	103	8,386
Progressive Corp. (The)	33	8,323
Prudential Financial, Inc.	77	9,329
QBE Insurance Group, Ltd. (Australia)	340	3,626
Reinsurance Group of America, Inc.	38	8,389
Talanx AG (Germany)	43	3,705
Tokio Marine Holdings, Inc. (Japan)	200	7,611
Travelers Cos., Inc. (The)	38	8,667
Unum Group	167	9,267
Willis Towers Watson PLC	30	8,763
Zurich Insurance Group AG (Switzerland)	37	21,478

		509,944
Investment banking/Brokerage (1.0%)
Affiliated Managers Group, Inc.	47	8,170
Ameriprise Financial, Inc.	18	8,090
BlackRock, Inc.	7	6,313
Charles Schwab Corp. (The)	360	23,436
Exor NV (Netherlands)	107	11,939
Goldman Sachs Group, Inc. (The)	83	42,351
HDFC Asset Management Co., Ltd. (India)	453	23,882
Investor AB Class B (Sweden)	1,026	30,550
Meritz Financial Group, Inc. (South Korea)	342	23,347
Morgan Stanley	86	8,910
SEI Investments Co.	121	8,183
Virtu Financial, Inc. Class A	288	8,844

		204,015
Lodging/Tourism (0.4%)
H World Group, Ltd. ADR (China)	253	7,701
Hilton Worldwide Holdings, Inc.	123	27,016
Host Hotels & Resorts, Inc.(R)	550	9,735
Indian Hotels Co., Ltd. (India)	3,849	29,754
InterContinental Hotels Group PLC (United Kingdom)	62	6,205

		80,411
Machinery (0.9%)
Atlas Copco AB Class A (Sweden)	383	6,968
Caterpillar, Inc.	24	8,546
Cummins, Inc.	27	8,447
Deere & Co.	22	8,486
Donaldson Co., Inc.	107	7,782
HD Hyundai Electric Co., Ltd. (South Korea)	36	8,242
Hitachi, Ltd. (Japan)	900	22,203
Ingersoll Rand, Inc.	244	22,314
Komatsu, Ltd. (Japan)	100	2,798
Mitsubishi Electric Corp. (Japan)	200	3,369
Otis Worldwide Corp.	156	14,772
Schindler Holding AG (Switzerland)	35	9,738
Vertiv Holdings Co. Class A	642	53,305

		176,970
Manufacturing (0.4%)
A.O. Smith Corp.	45	3,767
Elite Material Co., Ltd. (Taiwan)	1,000	14,597
Flowserve Corp.	179	8,929
GEA Group AG (Germany)	197	9,268
Graco, Inc.	102	8,502
ITT, Inc.	30	4,177
Parker Hannifin Corp.	15	9,003
Smiths Group PLC (United Kingdom)	285	6,780
Textron, Inc.	102	9,302

		74,325
Media (0.9%)
Netflix, Inc.(NON)	248	173,935

		173,935
Medical technology (1.7%)
Abbott Laboratories	362	41,004
Agilent Technologies, Inc.	62	8,861
Boston Scientific Corp.(NON)	654	53,491
CSL, Ltd. (Australia)	8	1,661
Danaher Corp.	104	28,008
Demant A/S (Denmark)(NON)	241	10,190
Edwards Lifesciences Corp.(NON)	130	9,095
Elanco Animal Health, Inc.(NON)	626	9,684
FUJIFILM Holdings Corp. (Japan)	500	13,485
Hologic, Inc.(NON)	109	8,855
IDEXX Laboratories, Inc.(NON)	19	9,145
Insulet Corp.(NON)	42	8,516
Intuitive Surgical, Inc.(NON)	77	37,933
Medtronic PLC	109	9,655
Olympus Corp. (Japan)	300	5,486
QIAGEN NV (Netherlands)	185	8,456
Solventum Corp.(NON)	166	10,642
Sonic Healthcare, Ltd. (Australia)	202	3,780
Sonova Holding AG (Switzerland)	46	16,083
Stryker Corp.	21	7,569
Thermo Fisher Scientific, Inc.	63	38,750
West Pharmaceutical Services, Inc.	14	4,391

		344,740
Metals (0.9%)
ArcelorMittal SA (France)	809	18,953
BHP Group, Ltd. (ASE Exchange) (Australia)	531	14,620
BHP Group, Ltd. (London Exchange) (Australia)	79	2,169
Cleveland-Cliffs, Inc.(NON)	345	4,506
Fortescue, Ltd. (Australia)	1,447	17,826
Freeport-McMoRan, Inc.	769	34,052
Glencore PLC (United Kingdom)	2,532	13,359
Northern Star Resources, Inc. (Australia)	294	3,002
Nucor Corp.	53	8,051
Prysmian SpA (Italy)	189	13,312
Rio Tinto PLC (United Kingdom)	321	20,238
Vat Group AG (Switzerland)	8	4,150
Zijin Mining Group Co., Ltd. Class H (China)	16,000	32,185

		186,423
Natural gas utilities (0.3%)
Centrica PLC (United Kingdom)	7,567	12,849
China Resources Gas Group, Ltd. (China)	4,600	15,463
Eni SpA (Italy)	279	4,540
National Fuel Gas co.	136	8,127
UGI Corp.	356	8,868

		49,847
Oil and gas (2.6%)
BP PLC (United Kingdom)	5,573	31,550
Cheniere Energy, Inc.	480	88,925
ConocoPhillips	271	30,837
Coterra Energy, Inc.	1,510	36,738
DCC PLC (Ireland)	75	5,299
Devon Energy Corp.	196	8,777
Eneos Holdings, Inc. (Japan)	1,200	6,528
Equinor ASA (Norway)	893	23,961
Exxon Mobil Corp.	645	76,071
HF Sinclair Corp.	183	8,993
INPEX Corp. (Japan)	300	4,422
Marathon Petroleum Corp.	286	50,656
OMV AG (Austria)	179	7,807
PetroChina Co., Ltd. Class H (China)	46,000	41,488
Repsol SA (Spain)	387	5,314
Santos, Ltd. (Australia)	840	4,095
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	629	22,412
Shell PLC (London Exchange) (United Kingdom)	233	8,256
Targa Resources Corp.	66	9,695
TotalEnergies SE (France)	107	7,361
Valero Energy Corp.	177	25,971
Woodside Energy Group, Ltd. (Australia)	537	9,837

		514,993
Pharmaceuticals (5.0%)
AbbVie, Inc.	586	115,037
AstraZeneca PLC (United Kingdom)	291	51,003
AstraZeneca PLC ADR (United Kingdom)	304	26,636
Becton, Dickinson and Co.	182	44,119
Bristol-Myers Squibb Co.	685	34,216
Chugai Pharmaceutical Co., Ltd. (Japan)	400	20,193
Daiichi Sankyo Co., Ltd. (Japan)	400	16,791
Dexcom, Inc.(NON)	120	8,321
Eli Lilly and Co.	272	261,125
GSK PLC (United Kingdom)	1,309	28,509
Ipsen SA (France)	63	7,640
Jazz Pharmaceuticals PLC(NON)	78	9,046
Johnson & Johnson	51	8,459
Lonza Group AG (Switzerland)	21	13,814
Merck & Co., Inc.	1,230	145,693
Novartis AG (Switzerland)	445	53,764
Novo Nordisk A/S Class B (Denmark)	541	75,150
Ono Pharmaceutical Co., Ltd. (Japan)	500	7,392
Pfizer, Inc.	297	8,616
Roche Holding AG (Switzerland)	28	9,479
Sanofi SA (France)	128	14,366
Shionogi & Co., Ltd. (Japan)	200	9,316
Sun Pharmaceutical Industries, Ltd. (India)	1,039	22,573

		991,258
Power producers (0.4%)
NRG Energy, Inc.	277	23,548
Vistra Corp.	561	47,926

		71,474
Publishing (0.2%)
S&P Global, Inc.	34	17,450
TOPPAN Holdings, Inc. (Japan)	600	18,116

		35,566
Railroads (0.6%)
Aurizon Holdings, Ltd. (Australia)	2,381	5,436
Canadian Pacific Kansas City, Ltd. (Canada)	281	23,306
CSX Corp.	373	12,783
Norfolk Southern Corp.	31	7,941
Union Pacific Corp.	288	73,754

		123,220
Real estate (1.3%)
AvalonBay Communities, Inc.(R)	39	8,803
Brixmor Property Group, Inc.(R)	373	10,216
CBRE Group, Inc. Class A(NON)	94	10,823
CoStar Group, Inc.(NON)	158	12,213
Covivio (France)(R)	24	1,336
Equity Residential(R)	108	8,087
First Industrial Realty Trust, Inc.(R)	176	9,984
Gaming and Leisure Properties, Inc.(R)	283	14,722
Goodman Group (Australia)(R)	378	8,528
Klepierre SA (France)(R)	412	12,299
Mid-America Apartment Communities, Inc.(R)	50	8,119
Park Hotels & Resorts, Inc.	615	9,397
Phoenix Mills, Ltd. (The) (India)	675	30,358
Public Storage(R)	25	8,593
Sekisui Chemical Co., Ltd. (Japan)	300	4,578
Simon Property Group, Inc.(R)	502	84,010
VICI Properties, Inc.(R)	306	10,245
Vornado Realty Trust(R)	362	12,442

		264,753
Regional Bells (0.3%)
AT&T, Inc.	2,502	49,790

		49,790
Restaurants (0.3%)
Chipotle Mexican Grill, Inc.(NON)	535	30,003
Starbucks Corp.	224	21,184

		51,187
Retail (4.8%)
Amazon.com, Inc.(NON)	2,727	486,770
Associated British Foods PLC (United Kingdom)	188	6,167
BellRing Brands, Inc.(NON)	153	8,557
BJ's Wholesale Club Holdings, Inc.(NON)	119	9,515
Costco Wholesale Corp.	20	17,847
Home Depot, Inc. (The)	82	30,217
Industria de Diseno Textil SA (Spain)	569	30,826
Koninklijke Ahold Delhaize NV (Netherlands)	522	17,922
Next PLC (United Kingdom)	52	6,973
O'Reilly Automotive, Inc.(NON)	30	33,900
Ross Stores, Inc.	188	28,315
Target Corp.	165	25,347
TJX Cos., Inc. (The)	190	22,281
Walmart, Inc.	2,854	220,414

		945,051
Semiconductor (1.9%)
Applied Materials, Inc.	195	38,466
ASML Holding NV (Netherlands)	75	67,638
KLA Corp.	7	5,736
Lam Research Corp.	9	7,389
Renesas Electronics Corp. (Japan)	900	15,669
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8,000	236,843

		371,741
Shipping (0.6%)
FedEx Corp.	120	35,853
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	132	19,169
International Container Terminal Services, Inc. (Philippines)	5,130	36,198
Kirby Corp.(NON)	71	8,514
United Parcel Service, Inc. Class B	66	8,484
Westinghouse Air Brake Technologies Corp.	53	8,987

		117,205
Software (6.1%)
Adobe, Inc.(NON)	222	127,519
Amdocs, Ltd.	101	8,784
Atlassian Corp. Class A(NON)	57	9,439
Autodesk, Inc.(NON)	31	8,010
Cadence Design Systems, Inc.(NON)	125	33,616
F5, Inc.(NON)	39	7,923
Manhattan Associates, Inc.(NON)	35	9,255
Microsoft Corp.	1,800	750,852
Nexon Co., Ltd. (Japan)	100	1,976
Oracle Corp.	488	68,950
Paycom Software, Inc.	50	8,139
Pegasystems, Inc.	235	16,657
ROBLOX Corp. Class A(NON)	211	9,282
SAP SE (Germany)	54	11,850
Tata Consultancy Services, Ltd. (India)	951	51,665
TIS, Inc. (Japan)	200	5,012
Veeva Systems, Inc. Class A(NON)	316	68,395
Workday, Inc. Class A(NON)	38	10,001

		1,207,325
Staffing (0.3%)
Benefit Systems SA (Poland)	15	10,265
Recruit Holdings Co., Ltd. (Japan)	500	31,181
Robert Half, Inc.	144	9,024

		50,470
Technology services (5.6%)
Accenture PLC Class A	25	8,549
Alibaba Group Holding, Ltd. (China)	1,677	17,381
Alphabet, Inc. Class A	1,842	300,946
Alphabet, Inc. Class C	688	113,596
DocuSign, Inc.(NON)	369	21,848
EPAM Systems, Inc.(NON)	39	7,830
Fair Isaac Corp.(NON)	10	17,303
Leidos Holdings, Inc.	62	9,828
Meta Platforms, Inc. Class A	647	337,288
Pinterest, Inc. Class A(NON)	286	9,163
Prosus NV (China)	382	14,160
Roku, Inc.(NON)	148	10,030
Salesforce, Inc.	227	57,408
Scout24 SE (Germany)	42	3,204
Spotify Technology SA (Sweden)(NON)	46	15,772
Tencent Holdings, Ltd. (China)	3,200	155,200
VeriSign, Inc.(NON)	47	8,643
Western Union Co. (The)	677	8,259

		1,116,408
Telecommunications (0.7%)
American Tower Corp.(R)	196	43,916
Crown Castle, Inc.(R)	90	10,082
Iridium Communications, Inc.	301	7,766
Koninklijke KPN NV (Netherlands)	3,310	13,519
T-Mobile US, Inc.	124	24,641
Telstra Group, Ltd. (Australia)	4,652	12,356
TIM SA/Brazil (Brazil)	10,400	32,957

		145,237
Telephone (0.4%)
KDDI Corp. (Japan)	800	26,990
Verizon Communications, Inc.	1,335	55,776

		82,766
Textiles (0.4%)
Deckers Outdoor Corp.(NON)	7	6,715
Hermes International (France)	12	28,722
PRADA SpA (Italy)	3,600	25,680
Shenzhou International Group Holdings, Ltd. (China)	2,700	22,053

		83,170
Tobacco (0.6%)
Imperial Brands PLC (United Kingdom)	912	26,177
Japan Tobacco, Inc. (Japan)	100	2,887
Philip Morris International, Inc.	752	92,714

		121,778
Toys (0.1%)
JUMBO SA (Greece)	394	9,965
Nintendo Co., Ltd. (Japan)	200	10,877

		20,842
Transportation services (0.2%)
Aena SME SA (Spain)	53	10,666
DHL Group (Germany) (Germany)	315	13,673
Expeditors International of Washington, Inc.	71	8,762

		33,101
Trucks and parts (—%)
Allison Transmission Holdings, Inc.	101	9,368

		9,368
Waste Management (0.1%)
Waste Connections, Inc.	92	17,158
Waste Management, Inc.	18	3,817

		20,975

Total common stocks (cost $10,885,630)		$16,251,925

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,575	$85,775
SPDR S&P 500 ETF Trust	68	38,330
SPDR S&P MidCap 400 ETF Trust	10	5,653

Total investment companies (cost $121,513)		$129,758

SHORT-TERM INVESTMENTS (16.7%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class G(AFF)	Shares	2,313,936	$2,313,936
Putnam Short Term Investment Fund Class P 5.44%(AFF)	Shares	685,048	685,048
U.S. Treasury Bills 5.140%, 11/19/24(SEG)		$200,000	197,870
U.S. Treasury Bills 5.085%, 12/17/24(SEG)		100,000	98,569

Total short-term investments (cost $3,295,317)			$3,295,423
TOTAL INVESTMENTS

Total investments (cost $14,302,460)			$19,677,106

	FORWARD CURRENCY CONTRACTS at 8/31/24 (aggregate face value $1,975,279) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Mexican Peso	Buy	10/16/24	$504	$556	$(52)
		Swiss Franc	Sell	9/18/24	10,487	10,124	(363)
	Barclays Bank PLC
		British Pound	Sell	9/18/24	14,054	13,786	(268)
		Danish Krone	Sell	9/18/24	3,752	3,692	(60)
		Euro	Sell	9/18/24	29,201	28,718	(483)
		Hong Kong Dollar	Sell	11/20/24	1,608	1,609	1
		Israeli Shekel	Sell	10/16/24	4,131	4,089	(42)
		Mexican Peso	Buy	10/16/24	3,133	3,299	(166)
		Polish Zloty	Buy	9/18/24	1,084	1,083	1
		Swedish Krona	Buy	9/18/24	1,218	1,163	55
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	17,819	17,576	243
		Danish Krone	Buy	9/18/24	32,657	33,045	(388)
		Euro	Buy	9/18/24	59,398	58,172	1,226
		Hong Kong Dollar	Sell	11/20/24	108,764	108,730	(34)
		Japanese Yen	Buy	11/20/24	18,769	19,028	(259)
		Mexican Peso	Sell	10/16/24	3,501	3,491	(10)
	Goldman Sachs International
		Brazilian Real	Buy	10/2/24	24,512	25,129	(617)
		Indian Rupee	Sell	11/20/24	40,876	40,801	(75)
		Israeli Shekel	Buy	10/16/24	2,369	2,301	68
		Mexican Peso	Buy	10/16/24	7,673	8,115	(442)
		Polish Zloty	Sell	9/18/24	929	909	(20)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/24	25,949	26,011	62
		British Pound	Sell	9/18/24	23,249	22,978	(271)
		Chinese Yuan (Offshore)	Buy	11/20/24	43,002	42,511	491
		Danish Krone	Sell	9/18/24	1,305	1,290	(15)
		Hong Kong Dollar	Sell	11/20/24	8,797	8,802	5
		Japanese Yen	Sell	11/20/24	60,810	61,414	604
		Singapore Dollar	Buy	11/20/24	77	76	1
		South African Rand	Buy	10/16/24	26,941	25,880	1,061
		Swedish Krona	Buy	9/18/24	3,167	3,122	45
	JPMorgan Chase Bank N.A.
		Chinese Yuan (Offshore)	Buy	11/20/24	76,181	75,779	402
		Danish Krone	Sell	9/18/24	13,926	13,767	(159)
		Euro	Buy	9/18/24	198,215	199,400	(1,185)
		Japanese Yen	Buy	11/20/24	12,370	12,543	(173)
		Norwegian Krone	Sell	9/18/24	5,621	5,650	29
		South Korean Won	Buy	11/20/24	32,169	31,306	863
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	29,744	28,946	(798)
		British Pound	Buy	9/18/24	24,168	24,127	41
		Danish Krone	Sell	9/18/24	6,837	6,758	(79)
		Euro	Sell	9/18/24	144,900	146,115	1,215
		Japanese Yen	Buy	11/20/24	149,876	152,343	(2,467)
		Norwegian Krone	Sell	9/18/24	3,141	3,157	16
		Polish Zloty	Sell	9/18/24	387	389	2
		Singapore Dollar	Sell	11/20/24	7,234	7,241	7
		South African Rand	Sell	10/16/24	1,380	1,616	236
		Swedish Krona	Buy	9/18/24	5,156	5,083	73
		Swiss Franc	Buy	9/18/24	48,076	48,019	57
	NatWest Markets PLC
		British Pound	Sell	9/18/24	9,457	9,208	(249)
		Danish Krone	Sell	9/18/24	6,748	6,671	(77)
		Hong Kong Dollar	Sell	11/20/24	1,466	1,467	1
		Japanese Yen	Buy	11/20/24	4,782	4,849	(67)
		Swedish Krona	Sell	9/18/24	4,279	4,074	(205)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	9,350	9,038	312
		British Pound	Buy	9/18/24	30,604	30,385	219
		Chinese Yuan (Offshore)	Buy	11/20/24	26,114	25,807	307
		Danish Krone	Buy	9/18/24	5,666	5,076	590
		Euro	Buy	9/18/24	26,436	26,362	74
		Hong Kong Dollar	Buy	11/20/24	128,840	128,806	34
		Japanese Yen	Buy	11/20/24	21,352	21,643	(291)
		Mexican Peso	Buy	10/16/24	802	821	(19)
		New Taiwan Dollar	Buy	11/20/24	66,030	65,835	195
		New Zealand Dollar	Buy	10/16/24	1,250	1,221	29
		Norwegian Krone	Buy	9/18/24	811	781	30
		Polish Zloty	Sell	9/18/24	2,271	2,316	45
		South African Rand	Buy	10/16/24	1,459	1,396	63
		Swedish Krona	Sell	9/18/24	12,310	12,573	263
		Swiss Franc	Sell	9/18/24	1,061	1,024	(37)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	10/16/24	20,805	20,512	(293)
		Euro	Sell	9/18/24	81,410	80,771	(639)
	UBS AG
		Australian Dollar	Buy	10/16/24	41,126	40,476	650
		British Pound	Sell	9/18/24	48,074	47,256	(818)
		Canadian Dollar	Sell	10/16/24	12,483	12,308	(175)
		Danish Krone	Sell	9/18/24	12,013	11,771	(242)
		Euro	Buy	9/18/24	3,650	3,604	46
		Israeli Shekel	Sell	10/16/24	1,102	1,095	(7)
		Mexican Peso	Buy	10/16/24	2,659	2,819	(160)
		Norwegian Krone	Sell	9/18/24	5,574	5,584	10
		South African Rand	Buy	10/16/24	5,422	5,209	213
		Swiss Franc	Buy	9/18/24	24,156	21,007	3,149
		Thai Baht	Buy	11/20/24	24,947	23,775	1,172

	Unrealized appreciation						14,206

	Unrealized (depreciation)						(11,705)

	Total						$2,501
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	9	$1,104,049	$1,106,325	Sep-24	$62,823
MSCI Emerging Markets Index (Short)	21	1,154,919	1,155,000	Sep-24	(16,768)
Russell 2000 Index E-Mini (Long)	9	997,935	1,000,395	Sep-24	67,368
S&P 500 Index E-Mini (Long)	8	2,259,360	2,264,400	Sep-24	41,299

Unrealized appreciation					171,490

Unrealized (depreciation)					(16,768)

Total					$154,722

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,788,061.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Government Money Market Fund Class G†	$827,446	$3,539,120	$2,052,630	$19,964	$2,313,936
	Putnam Short Term Investment Fund Class P‡	835,656	439,076	589,684	10,895	685,048

	Total Short-term investments	$1,663,102	$3,978,196	$2,642,314	$30,859	$2,998,984
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $201,653.
(F)	This security is valued by Franklikn Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.4%
	India	2.4
	Japan	2.3
	United Kingdom	2.3
	China	2
	Taiwan	1.8
	France	1.5
	South Korea	1.1
	Switzerland	1
	Germany	0.8
	Australia	0.7
	Netherlands	0.7
	Italy	0.5
	Denmark	0.5
	Other	3.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments (including when-issued securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,912 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $201,653 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$338,321	$331,643	$—
Capital goods	452,241	207,909	—
Communication services	332,619	52,865	—
Conglomerates	159,404	65,076	—
Consumer cyclicals	2,056,793	448,550	—
Consumer staples	759,120	247,435	—
Energy	404,509	178,330	—
Financials	1,551,854	854,046	—
Health care	1,356,315	421,978	—
Technology	4,455,875	845,661	—
Transportation	264,435	67,702	—
Utilities and power	302,656	96,588	—

Total common stocks	12,434,142	3,817,783	—
Investment companies	129,758	—	—
Short-term investments	2,313,936	981,487	—

Totals by level	$14,877,836	$4,799,270	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,501	$—
Futures contracts	154,722	—	—

Totals by level	$154,722	$2,501	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	47
Forward currency contracts (contract amount)	$2,596,324
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com